Warrants for Stock - Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding Warrants
Number of Shares Underlying Warrants	1,055,000	1,430,000
Warrants
Outstanding Warrants
Number of Shares Underlying Warrants	10,688,086	8,622,486	5,937,386
Weighted Average Exercise Price (in dollars per share)	$ 0.48	$ 0.48	$ 0.66
Exercisable Warrants
Number of Shares Underlying Warrants	10,688,086	8,622,486
$12.50 – $17.50 | Warrants
Exercise price range, lower limit (in dollars per share)	$ 12.50	$ 12.50
Exercise price range, upper limit (in dollars per share)	$ 17.50	$ 17.50
Outstanding Warrants
Number of Shares Underlying Warrants	104,845	104,845
Weighted Average Exercise Price (in dollars per share)	$ 12.50	$ 13.03
Weighted Average Remaining Contractual Life (in years)	6 years 9 months 14 days	6 years 7 months 13 days
Exercisable Warrants
Number of Shares Underlying Warrants	104,845	104,845
Weighted Average Exercise Price (in dollars per share)	$ 12.50	$ 13.03
$0.13 – $2.50 | Warrants
Exercise price range, lower limit (in dollars per share)	0.13
Exercise price range, upper limit (in dollars per share)	$ 2.50
Outstanding Warrants
Number of Shares Underlying Warrants	10,583,241
Weighted Average Exercise Price (in dollars per share)	$ 0.30
Weighted Average Remaining Contractual Life (in years)	2 years 10 months 17 days
Exercisable Warrants
Number of Shares Underlying Warrants	10,583,241
Weighted Average Exercise Price (in dollars per share)	$ 0.30
$0.25 – $2.50 | Warrants
Exercise price range, lower limit (in dollars per share)		0.25
Exercise price range, upper limit (in dollars per share)		$ 2.50
Outstanding Warrants
Number of Shares Underlying Warrants		8,517,641
Weighted Average Exercise Price (in dollars per share)		$ 0.39
Weighted Average Remaining Contractual Life (in years)		3 years 2 months 1 day
Exercisable Warrants
Number of Shares Underlying Warrants		8,517,641
Weighted Average Exercise Price (in dollars per share)		$ 0.31